DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2020
DISCONTINUED OPERATIONS
Summary of operating results from discontinued operations included in the Company's consolidated statement of operations

	Years ended December 31,
	2018				2019	2020
	Renren SNS	OPI	Kaixin	Total	Kaixin	Kaixin

Major classes of line items constituting pretax profit of discontinued operations
Net revenues	$19,679	$895	$431,404	$451,978	$334,697	$33,160
Cost of revenues	(14,997)	(834)	(413,971)	(429,802)	(340,174)	(32,160)
Selling, research and development, and general and administrative expenses	(7,523)	(1,394)	(51,508)	(60,425)	(53,866)	(7,256)
Other income (expense)	—	371	(812)	(441)	840	586
Interest income		—	575	575	69	5
Interest expense	—	(3,142)	(4,261)	(7,403)	(4,057)	(1,183)
Impairment of goodwill	—	—	—	—	(74,091)	—
Impairment of long-term investments	—	(2,180)	—	(2,180)	—	—
Fair value change of contingent consideration	—	—	(49,503)	(49,503)	65,594	—
Loss from the operations of the discontinued operations, before income tax	(2,841)	(6,284)	(88,076)	(97,201)	(70,988)	(6,848)
Income tax (expenses) benefit	—	—	(862)	(862)	1,920	1,528
Loss of equity method investment	—	(9,674)	—	(9,674)	—	—
Loss from the operations of the discontinued operations, net of tax	(2,841)	(15,958)	(88,938)	(107,737)	(69,068)	(5,320)

Gain on deconsolidation of the subsidiaries, net of tax	59,656	182,441	—	242,097	—	—

Gain (loss) from the discontinued operations, net of tax	$56,815	$166,483	$(88,938)	$134,360	$(69,068)	$(5,320)

Summary of carrying amounts of the major classes of assets and liabilities held for sale, condensed cash flows and operating results from discontinued operations

	Years ended December 31,
	2018				2019	2020
	Renren SNS	OPI	Kaixin	Total	Kaixin	Kaixin

Major classes of line items constituting pretax profit of discontinued operations
Net revenues	$19,679	$895	$431,404	$451,978	$334,697	$33,160
Cost of revenues	(14,997)	(834)	(413,971)	(429,802)	(340,174)	(32,160)
Selling, research and development, and general and administrative expenses	(7,523)	(1,394)	(51,508)	(60,425)	(53,866)	(7,256)
Other income (expense)	—	371	(812)	(441)	840	586
Interest income		—	575	575	69	5
Interest expense	—	(3,142)	(4,261)	(7,403)	(4,057)	(1,183)
Impairment of goodwill	—	—	—	—	(74,091)	—
Impairment of long-term investments	—	(2,180)	—	(2,180)	—	—
Fair value change of contingent consideration	—	—	(49,503)	(49,503)	65,594	—
Loss from the operations of the discontinued operations, before income tax	(2,841)	(6,284)	(88,076)	(97,201)	(70,988)	(6,848)
Income tax (expenses) benefit	—	—	(862)	(862)	1,920	1,528
Loss of equity method investment	—	(9,674)	—	(9,674)	—	—
Loss from the operations of the discontinued operations, net of tax	(2,841)	(15,958)	(88,938)	(107,737)	(69,068)	(5,320)

Gain on deconsolidation of the subsidiaries, net of tax	59,656	182,441	—	242,097	—	—

Gain (loss) from the discontinued operations, net of tax	$56,815	$166,483	$(88,938)	$134,360	$(69,068)	$(5,320)

Renren SNS [Member]
DISCONTINUED OPERATIONS
Schedule of calculation of gain (loss) on deconsolidation

On December 29, 2018, the Company calculated a gain regarding the disposal of the SNS Business as follows.

As of
December 31, 2018

Total proceeds	$60,000

Less: Property and equipment, net	8

Net assets of Renren SNS	8
Less: Accumulated other comprehensive income	336

Less: Tax expenses	—

Gain on deconsolidation of Renren SNS	$59,656

OPI
DISCONTINUED OPERATIONS
Schedule of calculation of gain (loss) on deconsolidation

On June 30, 2018, the Company calculated a gain regarding such disposition as follows:

As of
June 30, 2018

Fair value of OPI	$500,000

Less: Cash and cash equivalents	35,274
Accounts and notes receivable, net	64
Prepaid expenses and other current assets	16,344
Property and equipment, net	12
Amount due from the Company	15,190
Equity method investments	268,515
Equity investments without readily determinable fair values	144,096
Available-for-sale investment	90,615
Other non-current assets	14
Short term loan	(14,336)
Accounts payable	(96)
Accrued expenses and other current liabilities	(872)
Amount due to the Company	(102,304)
Deferred revenue	(13)
Income tax payable	(910)
Long-term liabilities	(112,604)
Other Long-term liabilities	(21,430)

Net assets of OPI	317,559

Less: tax expenses	—

Gain on deconsolidation of OPI	$182,441

Cash Flow Statement, Discontinued Operations

The condensed cash flow of OPI were as follows for the year ended December 31, 2018:

Year ended
December 31,
2018

Net cash used in operating activities	$(28,134)
Net cash provided by investing activities	$12
Net cash provided by financing activities	$60,000

Kaixin Auto Holdings
DISCONTINUED OPERATIONS
Cash Flow Statement, Discontinued Operations

The condensed cash flows of Kaixin Auto Holdings were as follows for the years ended December 31, 2018, 2019 and 2020:

	Years ended December 31,
	2018	2019	2020

Net cash used in operating activities	(9,749)	(4,745)	(3,878)
Net cash provided by investing activities	98,982	1,223	—
Net cash (used in) provide by financing activities	(138,637)	(6,328)	3,917

Summary of operating results from discontinued operations included in the Company's consolidated statement of operations

The following table summarizes the carrying amounts of the major classes of assets and liabilities held for sale in the consolidated balance sheet as of December 31, 2019 and 2020:

	As of December 31,
	2019	2020

Cash and cash equivalents	$3,190	$3,162
Financing receivable, net	219	—
Inventory	20,990	—
Prepaid expenses and other current assets	27,586	43,624
Property and equipment, net	153	45
Right-of-use assets	2,252	74
Other non-current asset	—	1,562
Assets classified as held for sale	$54,390	$48,467

Accounts payable	4,122	402
Accrued expenses and other current payables	17,302	14,683
Amount due to related parties	4,214	2,960
Short-term debt	16,630	15,257
Income tax payable	5,319	4,042
Advance from customers	1,677	1,863
Lease liabilities– current	1,785	39
Warrant Liability	-	1,690
Lease liabilities – non-current	810	26
Liabilities classified as held for sale	$51,859	$40,962

Summary of carrying amounts of the major classes of assets and liabilities held for sale, condensed cash flows and operating results from discontinued operations

The following table summarizes the carrying amounts of the major classes of assets and liabilities held for sale in the consolidated balance sheet as of December 31, 2019 and 2020:

	As of December 31,
	2019	2020

Cash and cash equivalents	$3,190	$3,162
Financing receivable, net	219	—
Inventory	20,990	—
Prepaid expenses and other current assets	27,586	43,624
Property and equipment, net	153	45
Right-of-use assets	2,252	74
Other non-current asset	—	1,562
Assets classified as held for sale	$54,390	$48,467

Accounts payable	4,122	402
Accrued expenses and other current payables	17,302	14,683
Amount due to related parties	4,214	2,960
Short-term debt	16,630	15,257
Income tax payable	5,319	4,042
Advance from customers	1,677	1,863
Lease liabilities– current	1,785	39
Warrant Liability	-	1,690
Lease liabilities – non-current	810	26
Liabilities classified as held for sale	$51,859	$40,962